Inventories (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories Abstract
Inventories amount	€ 3,177	€ 3,732
Inventories written down value	€ 187	€ 0	€ 0